CONDENSED BALANCE SHEETS - USD ($) $ in Thousands		Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Current assets
Cash		$ 1,141	$ 758	$ 5,517
Accounts receivable, net of allowance of $111 and $30 ($492 and $480 from related party, respectively)		1,153	702	788
Inventories		3,541	4,070	2,916
Prepaid expenses and other current assets		144	411	49
Due from related party				1,350
Total current assets		5,979	5,941	10,620
Property and equipment, net		789	816	806
Intangible assets, net		15,409	16,382	18,196
Total assets		22,177	23,139	29,622
Current liabilities
Accounts payable		1,354	868	1,841
Accrued expenses		399	511	772
Accrued bonuses			0	298
Accrued interest		158	42	42
Due to related parties		893	2,110	1,526
Deferred revenue ($19, $480 and $480 from related party, respectively)		228	480	480
Short-term 8% convertible notes		931	0
Obligation under capital leases		74	123	129
Derivative liabilities		1,389	270	0
Total current liabilities		5,426	4,404	5,088
Long-term obligation under capital leases		63	0	118
Convertible note payable		2,000	2,000	2,000
Total liabilities		$ 7,489	$ 6,404	$ 7,206
Commitments and contingencies
Total convertible preferred stock		$ 0	$ 378	$ 0
Stockholders' equity (deficit)
Preferred stock, Value		0	0	0
Common stock, Value	[1]	0	0	0
Additional paid in capital		195,805	186,919	174,000
Accumulated deficit		(181,095)	(170,540)	(151,562)
Treasury stock, Value		(22)	(22)	(22)
Total stockholders’ equity		14,688	16,357	22,416
Total liabilities and stockholders' equity		22,177	23,139	29,622
Series A convertible Preferred Stock [Member]
Current liabilities
Total convertible preferred stock		0	378	$ 0
Stockholders' equity (deficit)
Preferred stock, Value		378
Series B convertible Preferred Stock [Member]
Current liabilities
Total convertible preferred stock		0	0
Stockholders' equity (deficit)
Preferred stock, Value		125,000
Series C convertible Preferred Stock [Member]
Current liabilities
Total convertible preferred stock		0	$ 0
Stockholders' equity (deficit)
Preferred stock, Value		$ 943

[1]	Less than $1